Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
PREDECESSOR MILLROSE BUSINESS [Member]
Income Tax Disclosure [Line Items]
Schedule of Reconciliation of Statutory Rate and Effective Tax Rates
A reconciliation of the statutory rate and the effective tax rate was as follows:

	Percentage of Pretax Income
	2024	2023
Statutory rate	21.0%	21.0%
State income taxes (net of federal income tax benefit)	4.3%	4.3%
Valuation allowance	(25.3%)	(25.3%)
Effective rate	0%	0%